Schedule of Investments (unaudited) March 31, 2020	iShares S&P 500 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Index Master Portfolio of Master Investment Portfolio	$18,642,581,393

Total Investments (Cost — $14,547,672,875) — 100.2%	18,642,581,393

Liabilities in Excess of Other Assets — (0.2)%	(33,819,162)

Net Assets — 100.0%	$18,608,762,231

iShares S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2020, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $18,642,581,393 and 97.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) March 31, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.2%

Aerospace & Defense — 1.9%
Boeing Co.	465,512	$69,426,460
General Dynamics Corp.	204,034	26,995,739
Howmet Aerospace, Inc.	339,873	5,458,360
Huntington Ingalls Industries, Inc.	35,861	6,534,233
L3Harris Technologies, Inc.	192,478	34,669,137
Lockheed Martin Corp.	216,123	73,254,891
Northrop Grumman Corp.	136,467	41,288,091
Raytheon Co.	242,467	31,799,547
Raytheon Technologies Corp.	706,396	66,634,335
Textron, Inc.	195,208	5,206,197
TransDigm Group, Inc.	43,360	13,883,438

		375,150,428

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	118,262	7,828,945
Expeditors International of Washington, Inc.	148,661	9,918,662
FedEx Corp.	208,997	25,342,976
United Parcel Service, Inc., Class B	610,136	56,998,905

		100,089,488

Airlines — 0.2%
Alaska Air Group, Inc.	104,278	2,968,795
American Airlines Group, Inc.	333,289	4,062,793
Delta Air Lines, Inc.	501,167	14,298,294
Southwest Airlines Co.	412,398	14,685,493
United Airlines Holdings, Inc.(a)(b)	191,891	6,054,161

		42,069,536

Auto Components — 0.1%
Aptiv PLC	222,275	10,944,821
BorgWarner, Inc.	176,581	4,303,279

		15,248,100

Automobiles — 0.2%
Ford Motor Co.	3,390,483	16,376,033
General Motors Co.	1,094,737	22,748,635
Harley-Davidson, Inc.	133,402	2,525,300

		41,649,968

Banks — 4.0%
Bank of America Corp.	7,048,706	149,644,028
Citigroup, Inc.	1,900,872	80,064,729
Citizens Financial Group, Inc.	374,540	7,045,097
Comerica, Inc.	123,273	3,616,830
Fifth Third Bancorp	611,953	9,087,502
First Republic Bank	146,729	12,072,862
Huntington Bancshares, Inc.	906,047	7,438,646
JPMorgan Chase & Co.	2,730,887	245,861,757
KeyCorp	858,569	8,903,361
M&T Bank Corp.	115,028	11,897,346
People’s United Financial, Inc.	379,790	4,196,680

Security	Shares	Value

Banks (continued)
PNC Financial Services Group, Inc.	381,507	$36,517,850
Regions Financial Corp.	833,745	7,478,693
SVB Financial Group(a)(b)	45,318	6,846,643
Truist Financial Corp.	1,167,643	36,010,110
U.S. Bancorp	1,237,496	42,631,737
Wells Fargo & Co.	3,351,016	96,174,159
Zions Bancorp. NA	145,771	3,900,832

		769,388,862

Beverages — 1.8%
Brown-Forman Corp., Class B	159,978	8,880,379
Coca-Cola Co.	3,357,394	148,564,684
Constellation Brands, Inc., Class A	145,838	20,907,336
Molson Coors Beverage Co., Class B	161,725	6,308,892
Monster Beverage Corp.(b)	332,387	18,700,093
PepsiCo, Inc.	1,214,112	145,814,851

		349,176,235

Biotechnology — 2.3%
AbbVie, Inc.	1,287,586	98,101,178
Alexion Pharmaceuticals, Inc.(b)	192,675	17,300,288
Amgen, Inc.	517,347	104,881,757
Biogen, Inc.(b)	157,108	49,705,829
Gilead Sciences, Inc.	1,101,542	82,351,280
Incyte Corp.(b)	155,660	11,398,982
Regeneron Pharmaceuticals, Inc.(b)	69,551	33,961,058
Vertex Pharmaceuticals, Inc.(b)	223,896	53,276,053

		450,976,425

Building Products — 0.3%
Allegion PLC	81,467	7,496,593
AO Smith Corp.	116,550	4,406,756
Fortune Brands Home & Security, Inc.(a)	122,796	5,310,927
Johnson Controls International PLC	671,663	18,108,034
Masco Corp.	248,818	8,601,638
Trane Technologies PLC	208,613	17,229,348

		61,153,296

Capital Markets — 2.5%
Ameriprise Financial, Inc.	110,312	11,304,774
Bank of New York Mellon Corp.	730,679	24,609,269
BlackRock, Inc.(e)	102,681	45,176,560
Cboe Global Markets, Inc.	95,502	8,523,553
Charles Schwab Corp.	995,432	33,466,424
CME Group, Inc.	312,019	53,951,205
E*Trade Financial Corp.	198,933	6,827,381
Franklin Resources, Inc.	241,326	4,027,731
Goldman Sachs Group, Inc.	277,468	42,893,778
Intercontinental Exchange, Inc.(a)	484,840	39,150,830
Invesco Ltd.	327,515	2,973,836
MarketAxess Holdings, Inc.(a)	33,020	10,981,461
Moody’s Corp.(a)	141,371	29,899,966
Morgan Stanley	1,014,015	34,476,510
MSCI, Inc.(a)	73,753	21,311,667

Schedule of Investments (unaudited) (continued) March 31, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Nasdaq, Inc.	99,903	$9,485,790
Northern Trust Corp.	184,482	13,921,012
Raymond James Financial, Inc.	108,288	6,843,802
S&P Global, Inc.	212,795	52,145,415
State Street Corp.	316,601	16,865,335
T. Rowe Price Group, Inc.	203,459	19,867,771

		488,704,070

Chemicals — 1.6%
Air Products & Chemicals, Inc.	191,928	38,310,748
Albemarle Corp.(a)	90,674	5,111,293
Celanese Corp.	106,350	7,805,027
CF Industries Holdings, Inc.	190,977	5,194,574
Corteva, Inc.(b)	651,621	15,313,094
Dow, Inc.(b)	645,609	18,877,607
DuPont de Nemours, Inc.	645,009	21,994,807
Eastman Chemical Co.	118,841	5,535,614
Ecolab, Inc.	218,343	34,024,390
FMC Corp.	112,854	9,219,043
International Flavors & Fragrances, Inc.	93,335	9,527,637
Linde PLC	467,711	80,914,003
LyondellBasell Industries NV, Class A	223,528	11,093,695
Mosaic Co.(a)	301,320	3,260,282
PPG Industries, Inc.	205,885	17,211,986
Sherwin-Williams Co.	71,531	32,869,925

		316,263,725

Commercial Services & Supplies — 0.4%
Cintas Corp.(a)	72,994	12,644,021
Copart, Inc.(a)(b)	178,107	12,203,892
Republic Services, Inc.	183,397	13,765,779
Rollins, Inc.(a)	120,824	4,366,579
Waste Management, Inc.	339,829	31,454,572

		74,434,843

Communications Equipment — 1.0%
Arista Networks, Inc.(a)(b)	47,229	9,566,234
Cisco Systems, Inc.	3,693,671	145,198,207
F5 Networks, Inc.(b)	51,988	5,543,480
Juniper Networks, Inc.	290,641	5,562,869
Motorola Solutions, Inc.	149,180	19,829,006

		185,699,796

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.(a)	118,604	9,401,739
Quanta Services, Inc.	121,753	3,863,223

		13,264,962

Construction Materials — 0.1%
Martin Marietta Materials, Inc.(a)	54,531	10,318,901
Vulcan Materials Co.(a)	115,239	12,453,879

		22,772,780

Consumer Finance — 0.5%
American Express Co.	584,213	50,014,475

Security	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	405,496	$20,445,108
Discover Financial Services	274,651	9,796,801
Synchrony Financial	511,323	8,227,187

		88,483,571

Containers & Packaging — 0.3%
Amcor PLC(b)	1,410,632	11,454,332
Avery Dennison Corp.	72,705	7,406,458
Ball Corp.(a)	284,827	18,416,914
International Paper Co.	341,409	10,628,062
Packaging Corp. of America	81,400	7,067,962
Sealed Air Corp.(a)	133,968	3,310,349
Westrock Co.	221,545	6,260,862

		64,544,939

Distributors — 0.1%
Genuine Parts Co.	127,513	8,585,450
LKQ Corp.(b)	263,623	5,406,908

		13,992,358

Diversified Consumer Services — 0.0%
H&R Block, Inc.(a)	171,262	2,411,369

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(b)	1,703,091	311,376,128

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	6,360,347	185,404,115
CenturyLink, Inc.	857,752	8,114,334
Verizon Communications, Inc.	3,600,961	193,479,634

		386,998,083

Electric Utilities — 2.2%
Alliant Energy Corp.	209,625	10,122,791
American Electric Power Co., Inc.	430,076	34,397,478
Duke Energy Corp.	634,757	51,339,146
Edison International	312,228	17,106,972
Entergy Corp.	173,355	16,290,169
Evergy, Inc.	198,431	10,923,627
Eversource Energy	281,894	22,046,930
Exelon Corp.	846,400	31,155,984
FirstEnergy Corp.	470,441	18,850,571
NextEra Energy, Inc.	425,569	102,400,413
Pinnacle West Capital Corp.	96,814	7,337,533
PPL Corp.	668,523	16,499,148
Southern Co.	913,116	49,436,100
Xcel Energy, Inc.(a)	456,576	27,531,533

		415,438,395

Electrical Equipment — 0.4%
AMETEK, Inc.	199,032	14,334,285
Eaton Corp. PLC	359,941	27,963,816
Emerson Electric Co.	530,381	25,272,655
Rockwell Automation, Inc.	100,605	15,182,300

		82,753,056

Schedule of Investments (unaudited) (continued) March 31, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A(a)	258,151	$18,814,045
CDW Corp.	125,101	11,668,170
Corning, Inc.	669,652	13,754,652
FLIR Systems, Inc.	113,633	3,623,756
IPG Photonics Corp.(a)(b)	29,995	3,307,849
Keysight Technologies, Inc.(a)(b)	163,321	13,666,701
TE Connectivity Ltd.	291,222	18,341,162
Zebra Technologies Corp., Class A(a)(b)	47,038	8,636,177

		91,812,512

Energy Equipment & Services — 0.2%
Baker Hughes Co.	572,371	6,009,895
Halliburton Co.	750,650	5,141,953
Helmerich & Payne, Inc.	90,592	1,417,765
National Oilwell Varco, Inc.(a)	342,352	3,365,320
Schlumberger Ltd.	1,205,365	16,260,374
TechnipFMC PLC	362,703	2,444,618

		34,639,925

Entertainment — 2.0%
Activision Blizzard, Inc.	668,912	39,786,886
Electronic Arts, Inc.(b)	254,221	25,465,317
Live Nation Entertainment, Inc.(a)(b)	125,402	5,700,775
Netflix, Inc.(b)	381,578	143,282,539
Take-Two Interactive Software, Inc.(b)	98,542	11,688,067
Walt Disney Co.	1,569,319	151,596,215

		377,519,799

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	106,746	14,630,607
American Tower Corp.	385,661	83,977,683
Apartment Investment & Management Co., Class A	128,731	4,524,895
AvalonBay Communities, Inc.	121,601	17,896,019
Boston Properties, Inc.	125,203	11,547,473
Crown Castle International Corp.	362,003	52,273,233
Digital Realty Trust, Inc.	228,868	31,792,054
Duke Realty Corp.	320,492	10,377,531
Equinix, Inc.	74,251	46,374,947
Equity Residential(a)	303,932	18,755,644
Essex Property Trust, Inc.	57,537	12,671,949
Extra Space Storage, Inc.	112,839	10,805,463
Federal Realty Investment Trust	61,405	4,581,427
Healthpeak Properties, Inc.	431,196	10,284,024
Host Hotels & Resorts, Inc.	624,435	6,893,762
Iron Mountain, Inc.	252,876	6,018,449
Kimco Realty Corp.	361,070	3,491,547
Mid-America Apartment Communities, Inc.	99,445	10,245,818

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc.	642,777	$51,659,987
Public Storage	130,798	25,977,791
Realty Income Corp.	283,772	14,148,872
Regency Centers Corp.	143,993	5,533,651
SBA Communications Corp.	98,040	26,467,859
Simon Property Group, Inc.	267,179	14,657,440
SL Green Realty Corp.	70,082	3,020,534
UDR, Inc.	255,798	9,346,859
Ventas, Inc.	326,439	8,748,565
Vornado Realty Trust	135,460	4,905,006
Welltower, Inc.	353,287	16,173,479
Weyerhaeuser Co.	648,783	10,996,872

		548,779,440

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	384,654	109,676,395
Kroger Co.	698,289	21,032,465
Sysco Corp.	444,246	20,270,945
Walgreens Boots Alliance, Inc.	652,782	29,864,777
Walmart, Inc.	1,235,141	140,336,720

		321,181,302

Food Products — 1.2%
Archer-Daniels-Midland Co.	484,698	17,051,676
Campbell Soup Co.	147,082	6,789,305
Conagra Brands, Inc.	423,722	12,432,003
General Mills, Inc.	526,236	27,769,474
Hershey Co.	129,129	17,109,592
Hormel Foods Corp.	242,105	11,291,777
J.M. Smucker Co.	99,331	11,025,741
Kellogg Co.	216,799	13,005,772
Kraft Heinz Co.(a)	542,255	13,415,389
Lamb Weston Holdings, Inc.	128,399	7,331,583
McCormick & Co., Inc.	107,590	15,192,784
Mondelez International, Inc., Class A	1,253,632	62,781,891
Tyson Foods, Inc., Class A	257,012	14,873,284

		230,070,271

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	103,987	10,318,630

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,538,845	121,430,259
ABIOMED, Inc.(a)(b)	39,437	5,724,675
Align Technology, Inc.(a)(b)	62,445	10,862,308
Baxter International, Inc.	444,533	36,091,634
Becton Dickinson & Co.(a)	235,485	54,107,388
Boston Scientific Corp.(b)	1,213,580	39,599,115
Cooper Cos., Inc.	43,163	11,898,744
Danaher Corp.	556,602	77,039,283
DENTSPLY SIRONA, Inc.	191,806	7,447,827
Edwards Lifesciences Corp.(a)(b)	181,599	34,253,203
Hologic, Inc.(b)	234,662	8,236,636
IDEXX Laboratories, Inc.(b)	74,690	18,092,906

Schedule of Investments (unaudited) (continued) March 31, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(b)	100,628	$49,831,992
Medtronic PLC	1,167,046	105,244,208
ResMed, Inc.	125,192	18,439,530
STERIS PLC	73,941	10,349,522
Stryker Corp.	280,346	46,674,805
Teleflex, Inc.(a)	40,309	11,804,894
Varian Medical Systems, Inc.(a)(b)	79,598	8,171,531
Zimmer Biomet Holdings, Inc.	179,086	18,102,013

		693,402,473

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	130,884	11,583,234
Anthem, Inc.	220,774	50,124,529
Cardinal Health, Inc.	254,665	12,208,640
Centene Corp.(b)	508,314	30,198,935
Cigna Corp.(b)	325,135	57,607,419
CVS Health Corp.	1,132,729	67,204,811
DaVita, Inc.(a)(b)	79,249	6,027,679
HCA Healthcare, Inc.	230,347	20,696,678
Henry Schein, Inc.(a)(b)	128,011	6,467,116
Humana, Inc.	115,301	36,206,820
Laboratory Corp. of America Holdings(b)	84,938	10,735,314
McKesson Corp.	140,617	19,019,855
Quest Diagnostics, Inc.	117,397	9,426,979
UnitedHealth Group, Inc.	824,899	205,713,313
Universal Health Services, Inc., Class B	69,185	6,854,850

		550,076,172

Health Care Technology — 0.1%
Cerner Corp.	273,479	17,226,442

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	342,538	4,511,225
Chipotle Mexican Grill, Inc.(a)(b)	22,265	14,570,216
Darden Restaurants, Inc.	104,842	5,709,695
Hilton Worldwide Holdings, Inc.	245,675	16,764,862
Las Vegas Sands Corp.	294,236	12,496,203
Marriott International, Inc., Class A	236,267	17,675,134
McDonald’s Corp.	655,706	108,420,987
MGM Resorts International	455,081	5,369,956
Norwegian Cruise Line Holdings Ltd.(a)(b)	182,061	1,995,389
Royal Caribbean Cruises Ltd.	146,997	4,728,894
Starbucks Corp.	1,028,278	67,598,996
Wynn Resorts Ltd.	85,011	5,116,812
Yum! Brands, Inc.	263,349	18,047,307

		283,005,676

Household Durables — 0.3%
D.R. Horton, Inc.	292,058	9,929,972
Garmin Ltd.	126,070	9,450,207
Leggett & Platt, Inc.	117,117	3,124,681
Lennar Corp., Class A	243,688	9,308,882

Security	Shares	Value

Household Durables (continued)
Mohawk Industries, Inc.(a)(b)	50,377	$3,840,742
Newell Brands, Inc.	333,665	4,431,071
NVR, Inc.(b)	3,042	7,815,233
PulteGroup, Inc.	224,355	5,007,604
Whirlpool Corp.	55,454	4,757,953

		57,666,345

Household Products — 1.9%
Church & Dwight Co., Inc.(a)	213,668	13,713,212
Clorox Co.	109,273	18,931,547
Colgate-Palmolive Co.	746,215	49,518,828
Kimberly-Clark Corp.	298,476	38,166,126
Procter & Gamble Co.	2,171,322	238,845,420

		359,175,133

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	582,112	7,916,723
NRG Energy, Inc.	219,075	5,971,985

		13,888,708

Industrial Conglomerates — 1.2%
3M Co.	500,688	68,348,919
General Electric Co.	7,604,161	60,377,038
Honeywell International, Inc.	622,132	83,235,040
Roper Technologies, Inc.(a)	90,602	28,250,610

		240,211,607

Insurance — 2.0%
Aflac, Inc.	639,098	21,882,716
Allstate Corp.	282,063	25,873,639
American International Group, Inc.	757,453	18,368,235
Aon PLC(a)	203,859	33,644,889
Arthur J Gallagher & Co.	162,403	13,237,469
Assurant, Inc.	52,112	5,424,338
Chubb Ltd.	394,596	44,072,427
Cincinnati Financial Corp.	132,290	9,981,280
Everest Re Group Ltd.	35,730	6,875,167
Globe Life, Inc.	87,904	6,326,451
Hartford Financial Services Group, Inc.	313,812	11,058,735
Lincoln National Corp.	169,602	4,463,925
Loews Corp.(a)	224,555	7,821,251
Marsh & McLennan Cos., Inc.	439,406	37,991,043
MetLife, Inc.	680,602	20,806,003
Principal Financial Group, Inc.	227,817	7,139,785
Progressive Corp.	509,028	37,586,627
Prudential Financial, Inc.	350,015	18,249,782
Travelers Cos., Inc.	224,735	22,327,422
Unum Group	173,973	2,611,335
W.R. Berkley Corp.	124,448	6,492,452
Willis Towers Watson PLC	111,946	19,014,028

		381,248,999

Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(b)	260,881	303,130,678
Alphabet, Inc., Class C(b)	260,238	302,607,349

Schedule of Investments (unaudited) (continued) March 31, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Facebook, Inc., Class A(b)	2,095,273	$349,491,536
Twitter, Inc.(b)	675,962	16,601,627

		971,831,190

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(b)	362,613	706,993,818
Booking Holdings, Inc.(b)	36,443	49,027,497
eBay, Inc.	665,824	20,014,670
Expedia Group, Inc.	122,912	6,916,258

		782,952,243

IT Services — 5.4%
Accenture PLC, Class A	552,939	90,272,821
Akamai Technologies, Inc.(b)	140,703	12,872,918
Alliance Data Systems Corp.	34,374	1,156,685
Automatic Data Processing, Inc.	376,743	51,493,233
Broadridge Financial Solutions, Inc.	99,873	9,470,957
Cognizant Technology Solutions Corp., Class A	476,757	22,154,898
DXC Technology Co.	220,706	2,880,213
Fidelity National Information Services, Inc.	535,122	65,092,240
Fiserv, Inc.(b)	497,258	47,234,537
FleetCor Technologies, Inc.(b)	75,559	14,094,776
Gartner, Inc.(a)(b)	76,998	7,666,691
Global Payments, Inc.	261,682	37,742,395
International Business Machines Corp.	771,110	85,539,232
Jack Henry & Associates, Inc.	67,031	10,405,893
Leidos Holdings, Inc.(a)	116,021	10,633,325
Mastercard, Inc., Class A	772,932	186,709,454
Paychex, Inc.	277,374	17,452,372
PayPal Holdings, Inc.(b)	1,022,350	97,879,789
VeriSign, Inc.(a)(b)	89,959	16,200,716
Visa, Inc., Class A(a)	1,490,470	240,144,526
Western Union Co.	365,039	6,618,157

		1,033,715,828

Leisure Products — 0.0%
Hasbro, Inc.	112,430	8,044,366

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	269,449	19,297,937
Illumina, Inc.(b)	127,991	34,956,902
IQVIA Holdings, Inc.(a)(b)	157,120	16,946,963
Mettler-Toledo International, Inc.(a)(b)	21,205	14,642,265
PerkinElmer, Inc.(a)	95,779	7,210,243
Thermo Fisher Scientific, Inc.	349,136	99,014,970
Waters Corp.(a)(b)	55,926	10,181,328

		202,250,608

Machinery — 1.4%
Caterpillar, Inc.	481,190	55,837,288
Cummins, Inc.	133,612	18,080,376
Deere & Co.	274,155	37,877,255
Dover Corp.	126,740	10,638,556

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	112,148	$2,679,216
Fortive Corp.	257,294	14,200,056
IDEX Corp.	66,471	9,180,310
Illinois Tool Works, Inc.	254,657	36,191,853
Ingersoll Rand, Inc.(a)(b)	304,349	7,547,855
PACCAR, Inc.	301,147	18,409,116
Parker-Hannifin Corp.	111,852	14,510,560
Pentair PLC	147,777	4,397,843
Snap-on, Inc.	46,909	5,104,637
Stanley Black & Decker, Inc.	132,354	13,235,400
Westinghouse Air Brake Technologies Corp.	158,550	7,631,011
Xylem, Inc.	156,792	10,211,863

		265,733,195

Media — 1.3%
Charter Communications, Inc., Class A(a)(b)	136,514	59,562,423
Comcast Corp., Class A	3,952,737	135,895,098
Discovery, Inc., Class A(a)(b)	134,754	2,619,618
Discovery, Inc., Class C(a)(b)	296,694	5,204,013
DISH Network Corp., Class A(a)(b)	226,383	4,525,396
Fox Corp., Class A(a)	303,158	7,163,624
Fox Corp., Class B(b)	133,124	3,045,877
Interpublic Group of Cos., Inc.	340,340	5,510,105
News Corp., Class A	332,273	2,982,150
News Corp., Class B(a)	114,231	1,026,937
Omnicom Group, Inc.	189,576	10,407,722
ViacomCBS, Inc., Class B	476,020	6,669,040

		244,612,003

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,270,884	8,578,467
Newmont Corp.(a)	713,821	32,321,815
Nucor Corp.	264,725	9,535,394

		50,435,676

Multi-Utilities — 1.1%
Ameren Corp.(a)	214,214	15,601,206
CenterPoint Energy, Inc.	442,822	6,841,600
CMS Energy Corp.	247,137	14,519,299
Consolidated Edison, Inc.	289,441	22,576,398
Dominion Energy, Inc.	716,654	51,735,252
DTE Energy Co.	167,263	15,884,967
NiSource, Inc.	321,488	8,027,555
Public Service Enterprise Group, Inc.	440,328	19,775,130
Sempra Energy	245,442	27,732,492
WEC Energy Group, Inc.	274,645	24,204,464

		206,898,363

Multiline Retail — 0.5%
Dollar General Corp.	221,676	33,475,293
Dollar Tree, Inc.(b)	206,058	15,139,081
Kohl’s Corp.	132,816	1,937,785

Schedule of Investments (unaudited) (continued) March 31, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Macy’s, Inc.	267,347	$1,312,674
Nordstrom, Inc.(a)	97,490	1,495,497
Target Corp.	441,208	41,019,108

		94,379,438

Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.	317,469	1,327,020
Cabot Oil & Gas Corp.	360,902	6,203,905
Chevron Corp.	1,646,352	119,294,666
Concho Resources, Inc.	176,012	7,542,114
ConocoPhillips	955,375	29,425,550
Devon Energy Corp.	330,941	2,286,802
Diamondback Energy, Inc.	136,845	3,585,339
EOG Resources, Inc.	506,533	18,194,665
Exxon Mobil Corp.	3,683,956	139,879,809
Hess Corp.	226,905	7,555,937
HollyFrontier Corp.	129,331	3,169,903
Kinder Morgan, Inc.	1,695,979	23,608,028
Marathon Oil Corp.	684,055	2,250,541
Marathon Petroleum Corp.	565,354	13,353,661
Noble Energy, Inc.	412,314	2,490,377
Occidental Petroleum Corp.	780,181	9,034,496
ONEOK, Inc.	361,298	7,879,909
Phillips 66	386,895	20,756,917
Pioneer Natural Resources Co.	144,347	10,125,942
Valero Energy Corp.	357,549	16,218,423
Williams Cos., Inc.	1,055,312	14,932,665

		459,116,669

Personal Products — 0.2%
Coty, Inc., Class A	246,388	1,271,362
Estee Lauder Cos., Inc., Class A(a)	193,772	30,875,631

		32,146,993

Pharmaceuticals — 5.0%
Allergan PLC	285,826	50,619,785
Bristol-Myers Squibb Co.	2,041,044	113,767,792
Eli Lilly & Co.	735,654	102,049,923
Johnson & Johnson	2,291,529	300,488,198
Merck & Co., Inc.	2,216,748	170,556,591
Mylan NV(b)	452,280	6,743,495
Perrigo Co. PLC	116,394	5,597,387
Pfizer, Inc.	4,818,472	157,274,926
Zoetis, Inc.	414,706	48,806,749

		955,904,846

Professional Services — 0.3%
Equifax, Inc.	105,425	12,593,016
IHS Markit Ltd.	349,134	20,948,040
Nielsen Holdings PLC	313,402	3,930,061
Robert Half International, Inc.	103,512	3,907,578

Security	Shares	Value

Professional Services (continued)
Verisk Analytics, Inc.(a)	142,679	$19,886,599

		61,265,294

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)(b)	291,463	10,991,070

Road & Rail — 1.0%
CSX Corp.	677,076	38,796,455
JB Hunt Transport Services, Inc.(a)	73,282	6,758,799
Kansas City Southern	86,302	10,975,888
Norfolk Southern Corp.	227,028	33,146,088
Old Dominion Freight Line, Inc.(a)	83,697	10,986,068
Union Pacific Corp.	604,429	85,248,666

		185,911,964

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc.(b)	1,018,406	46,317,105
Analog Devices, Inc.	320,675	28,748,514
Applied Materials, Inc.	804,298	36,852,934
Broadcom, Inc.	345,375	81,888,413
Intel Corp.	3,787,475	204,978,147
KLA Corp.	137,389	19,748,295
Lam Research Corp.	126,318	30,316,320
Maxim Integrated Products, Inc.	235,615	11,453,245
Microchip Technology, Inc.	208,074	14,107,417
Micron Technology, Inc.(b)	963,892	40,541,298
NVIDIA Corp.	532,859	140,461,632
Qorvo, Inc.(b)	99,482	8,021,234
QUALCOMM, Inc.	994,186	67,256,683
Skyworks Solutions, Inc.	148,343	13,258,897
Texas Instruments, Inc.	813,894	81,332,427
Xilinx, Inc.(a)	218,948	17,064,807

		842,347,368

Software — 8.4%
Adobe, Inc.(b)	421,480	134,131,795
ANSYS, Inc.(a)(b)	74,514	17,322,270
Autodesk, Inc.(b)	191,579	29,905,482
Cadence Design Systems, Inc.(a)(b)	244,308	16,134,100
Citrix Systems, Inc.	104,676	14,816,888
Fortinet, Inc.(b)	123,601	12,504,713
Intuit, Inc.	226,645	52,128,350
Microsoft Corp.	6,642,279	1,047,553,821
NortonLifeLock, Inc.(a)	500,140	9,357,620
Oracle Corp.	1,886,303	91,165,024
Paycom Software, Inc.(a)(b)	42,795	8,645,018
Salesforce.com, Inc.(b)	772,297	111,195,322
ServiceNow, Inc.(a)(b)	164,211	47,059,588
Synopsys, Inc.(b)	130,891	16,857,452

		1,608,777,443

Schedule of Investments (unaudited) (continued) March 31, 2020	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	59,306	$5,534,436
AutoZone, Inc.(b)	20,778	17,578,188
Best Buy Co., Inc.	198,275	11,301,675
CarMax, Inc.(b)	144,768	7,792,862
Gap, Inc.	180,058	1,267,608
Home Depot, Inc.	949,769	177,331,370
L Brands, Inc.	200,125	2,313,445
Lowe’s Cos., Inc.	667,358	57,426,156
O’Reilly Automotive, Inc.(b)	65,875	19,831,669
Ross Stores, Inc.	314,953	27,391,462
Tiffany & Co.	94,104	12,186,468
TJX Cos., Inc.	1,055,851	50,480,236
Tractor Supply Co.	103,755	8,772,485
Ulta Salon Cosmetics & Fragrance, Inc.(b)	49,300	8,662,010

		407,870,070

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	3,636,559	924,740,588
Hewlett Packard Enterprise Co.	1,126,665	10,939,917
HP, Inc.	1,290,279	22,399,243
NetApp, Inc.	199,758	8,327,911
Seagate Technology PLC	198,698	9,696,462
Western Digital Corp.	259,683	10,808,007
Xerox Holdings Corp.(b)	160,203	3,034,245

		989,946,373

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(b)	130,344	1,406,412
Hanesbrands, Inc.	313,302	2,465,686
NIKE, Inc., Class B	1,084,897	89,764,378
PVH Corp.	63,061	2,373,616
Ralph Lauren Corp.	42,619	2,848,228
Tapestry, Inc.	237,843	3,080,067
Under Armour, Inc., Class A(a)(b)	164,871	1,518,462
Under Armour, Inc., Class C(b)	169,421	1,365,533
VF Corp.	285,137	15,420,209

		120,242,591

Tobacco — 0.8%
Altria Group, Inc.	1,626,548	62,898,611

Security	Shares	Value

Tobacco (continued)
Philip Morris International, Inc.	1,354,675	$98,837,088

		161,735,699

Trading Companies & Distributors — 0.2%
Fastenal Co.	499,361	15,605,031
United Rentals, Inc.(a)(b)	64,479	6,634,889
W.W. Grainger, Inc.	37,989	9,440,267

		31,680,187

Water Utilities — 0.1%
American Water Works Co., Inc.	157,399	18,818,624

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)(b)	275,626	23,125,021

Total Common Stocks — 97.2% (Cost — $13,410,867,410)		18,652,996,969

Investment Companies — 0.4%

Equity Funds — 0.4%
iShares Core S&P 500 ETF(e)	262,244	67,763,850

Total Investment Companies — 0.4% (Cost — $75,135,812)		67,763,850

Total Long-Term Investments — 97.6% (Cost — $13,486,003,222)		18,720,760,819

Short-Term Securities — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.35%(c)(d)(e)	335,738,841	335,671,693
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(d)(e)	360,718,284	360,718,284

Total Short-Term Securities — 3.6% (Cost — $696,393,781)		696,389,977

Total Investments — 101.2% (Cost — $14,182,397,003)		19,417,150,796

Liabilities in Excess of Other Assets — (1.2)%		(236,293,101)

Net Assets — 100.0%		$19,180,857,695

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

Investments in issuers considered to be an affiliate/affiliates of the Master Portfolio during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Schedule of Investments (unaudited) (continued) March 31, 2020	S&P 500 Index Master Portfolio

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	100,848	1,833		—	102,681	$45,176,560	$366,078		$—	$(6,119,906)
BlackRock Cash Funds: Institutional, SL Agency Shares	139,348,114	196,390,727	(b)	—	335,738,841	335,671,693	322,904	(c)	(162,846)	(20,291)
BlackRock Cash Funds: Treasury, SL Agency Shares	215,380,072	145,338,212	(b)	—	360,718,284	360,718,284	727,086		—	—
iShares Core S&P 500 ETF	292,674	71,582		(102,012)	262,244	67,763,850	291,971		(4,606,997)	(13,818,814)

						$809,330,387	$1,708,039		$(4,769,843)	$(19,959,011)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3,119	06/19/20	$400,745	$18,239,751

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

Schedule of Investments (unaudited) (continued) March 31, 2020	S&P 500 Index Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$18,720,760,819	$—	$—	$18,720,760,819
Short-Term Securities	696,389,977	—	—	696,389,977

	$19,417,150,796	$—	$—	$19,417,150,796

Derivative Financial Instruments(b)
Assets:
Equity contracts	$18,239,751	$—	$—	$18,239,751

	$18,239,751	$—	$—	$18,239,751

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.